Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended			7 Months Ended
	Jul. 01, 2016	Jun. 30, 2016	Jun. 30, 2015	Jul. 22, 2016
Distribution Made To Limited Partner Cash Distributions Paid		$ 33,428	$ 30,053
Subsequent Event | Installment 2 - FY 2016
Distributions paid, Per unit	$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid	$ 15,000
Distribution Made To Limited And General Partner Distribution Date	Jul. 19, 2016
Distribution Made To Limited And General Partner Date Record	Jul. 12, 2016
Subsequent Event | Installment 2 - FY 2016 | Series A Preferred
Distributions paid, Per unit				$ 0.5625
Distribution Made To Limited And General Partner Distribution Date				Aug. 12, 2016
Distribution Made To Limited And General Partner Date Record				Aug. 05, 2016